CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - Athena Technology Solutions Holdings, LLC - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenue:
Total revenue	$ 216,693	$ 53,258	$ 432,933	$ 392,192
Cost of revenue:
Total cost of revenue	160,199	50,196	338,630	281,920
Gross profit	56,494	3,062	94,303	110,272
Operating expenses:
Selling, general, and administrative	19,412	8,588	41,626	33,780
Research and development	3,337	9,490	25,439	12,997
Amortization of intangible assets	4,122	4,080	16,606	18,119
Change in contingent consideration	0	1,221	2,435	(61,599)
Total operating expenses	26,871	23,379	86,106	3,297
Income from operations	29,623	(20,317)	8,197	106,975
Other income (expense), net:
Interest expense	(6,544)	(7,179)	(32,346)	(29,584)
Interest income	106	214	699	1,436
Change in fair value of derivative liability	(2,400)	0	(2,435)
Other income, net	213	0	6,841	129
Total other expense, net	(8,625)	(6,965)	(24,806)	(28,019)
(Loss) income before income taxes	20,998	(27,282)	(16,609)	78,956
Provision for income taxes	0	40	171	363
Net (loss) income	20,998	(27,322)	(16,780)	78,593
Net income attributable to noncontrolling interest	72	7	106	44
Net (loss) income attributable to Athena Technology Solutions Holdings, LLC	$ 20,926	$ (27,329)	$ (16,886)	$ 78,549
Net income (loss) per Class A unit:
Basic	$ 0.22	$ (0.31)	$ (0.2)	$ 0.98
Diluted	$ 0.22	$ (0.31)	$ (0.2)	$ 0.38
Weighted average Class A units outstanding:
Basic	88,478,380	88,532,824	88,532,824	80,432,217
Diluted	88,478,380	88,532,824	88,532,824	88,219,168
Products
Revenue:
Total revenue	$ 191,844	$ 26,487	$ 319,351	$ 292,429
Cost of revenue:
Total cost of revenue	140,158	24,241	244,735	199,920
Services
Revenue:
Total revenue	24,849	26,771	113,582	99,763
Cost of revenue:
Total cost of revenue	$ 20,041	$ 25,955	$ 93,895	$ 82,000